UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period:  May 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments May 31, 2013 (Unaudited)

ATAC Inflation Rotation Fund

Description	Shares	Value
EXCHANGE-TRADED FUNDS - 96.4%
iShares Core S&P Small-Cap ETF	134,330	$12,181,044
iShares Russell 2000 Growth Index Fund	109,025	12,264,222
iShares Russell 2000 Index Fund	354,559	34,693,598
iShares Russell 2000 Value Index Fund	140,762	12,150,576
Schwab U.S. Small-Cap ETF	274,450	12,204,792
Vanguard Small-Cap ETF	128,245	12,146,084
Vanguard Small-Cap Growth ETF	117,210	12,167,570
Vanguard Small-Cap Value ETF	143,157	12,136,851
Total Exchange-Traded Funds
(Cost $119,450,609)		119,944,737

SHORT-TERM INVESTMENT - 4.5%
Invesco Treasury Portfolio, 0.02% ^
(Cost $5,642,076)	5,642,076	5,642,076

Total Investments - 100.9%
(Cost $125,092,685)		125,586,813
Other Assets and Liabilities, Net - (0.9%)		(1,160,747)
Total Net Assets - 100.0%		$124,426,066

^ Variable Rate Security- The rate shown is the rate in effect as of May 31, 2013.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2013:
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$119,944,737	$-	$-	$119,944,737
Short-Term Investment	5,642,076	-	-	5,642,076
Total Investments	$125,586,813	$-	$-	$125,586,813

Transfers between levels are recognized at the end of the reporting period.  During the period ended May 31, 2013, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows*:

ATAC Inflation Rotation Fund

Cost of investments	$125,092,685

Gross unrealized appreciation	1,281,817
Gross unrealized depreciation	(787,689)
Net unrealized appreciation	$494,128
*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                          James R. Arnold, President

Date  July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  July 22, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  July 22, 2013